Mortgage Loans on Real Estate	12 Months Ended
Dec. 31, 2012
Mortgage Loans on Real Estate [Abstract]
MORTGAGE LOANS ON REAL ESTATE
Health Care REIT, Inc.
Schedule IV - Mortgage Loans on Real Estate
December 31, 2012
				(in thousands)
Description	Interest Rate	Final Maturity Date	Monthly Payment Terms	Prior Liens	Face Amount of Mortgages	Carrying Amount of Mortgages	Principal Amount of Loans Subject to Delinquent Principal or Interest
First mortgage relating to one medical office building in Texas	6.18%	12/31/17	$114,643	$-	$22,244	$22,244	$-
First mortgage relating to one hospital in California	8.72%	12/01/17	$127,158	-	17,500	17,500	-
First mortgage relating to one medical office building in Texas	6.18%	12/31/17	$82,941	-	16,093	16,093	-
First mortgage relating to one hospital in California	10.14%	06/01/20	$160,435	-	21,050	15,187	-
First mortgage relating to one medical office building in Georgia	6.50%	10/01/14	$38,556	-	6,100	6,014	-
Second mortgage relating to one senior housing facility in New Hampshire	8.11%	10/01/16	$21,056	17,670	3,235	3,056	-
First mortgage relating to one senior housing facility in Arizona	3.55%	01/01/14	$12,275	-	4,500	2,650	2,650
First mortgage relating to one senior housing facility in Texas	10.25%	03/01/13	$56,307	-	2,635	2,498	-
Second mortgage relating to one hospital in California	9.83%	10/31/13	$138,308	15,187	13,000	1,323	-
First mortgage relating to one hospital in California	10.13%	01/14/14	$131,481	-	8,045	1,215	-
First mortgage relating to one medical office building in Georgia	8.11%	10/01/14	$1,206	-	800	175	-

Totals				$32,857	$115,202	$87,955	$2,650

	Year Ended December 31,
	2012	2011	2010
Reconciliation of mortgage loans:	(in thousands)
Balance at beginning of year	$63,934	$109,283	$74,517
Additions:
New mortgage loans	40,641	11,286	73,439
Total additions	40,641	11,286	73,439
Deductions:
Collections of principal	(11,819)	(50,579)	(10,540)
Conversions to real property	(3,300)	(4,000)	(10,070)
Charge-offs	(1,501)	-	(18,063)
Reclass to other real estate loans	-	(2,056)	-
Total deductions	(16,620)	(56,635)	(38,673)
Balance at end of year	$87,955	$63,934	$109,283